Document and Entity Information	Nov. 07, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2025
Entity File Number	000-56422
Entity Registrant Name	TILT HOLDINGS INC
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	83-2097293
Entity Address State Or Province	AZ
Entity Address, Address Line One	7655 E Redfield Road, Suite 110
Entity Address, City or Town	Scottsdale
Entity Address, Postal Zip Code	85260
City Area Code	480
Local Phone Number	867-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001761510
Amendment Flag	false